CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue from affiliates	$ 125	$ 141	$ 1,100	$ 1,086
Programming and other direct costs from affiliates	1,154	735	4,176	1,947
Other operating expenses from affiliates	7,994	7,298	33,140	18,854
Interest expense to related parties and affiliates	$ 0	$ 47,588	90,405	112,712
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties in 2017) (See Note 14)			$ 513,723	$ 0